Non-adjusting events after the financial year end	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-adjusting events after the financial year end
58	Non-adjusting events after the financial year end

On March 29, 2019, the Directors of the Company proposed a final dividend in respect of the year ended December 31, 2018. Further details are disclosed in Note 49(b).